Other financial assets - current - Summary of Other Financial Assets - Current (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of financial assets [abstract]
Derivative financial instruments	$ 390.0	₨ 28,514.2	₨ 23,913.0
Loans to channel partners	27.7	2,023.7	1,487.6
Advances and other receivables recoverable in cash	462.4	33,807.4	25,214.3
Inter corporate deposits	0.6	43.0	46.9
Government grant receivables	76.7	5,610.2	4,296.9
Restricted bank deposits	102.1	7,464.5	4,297.0
Lease receivables	3.3	238.6	6.0
Others			252.5
Total	$ 1,062.8	₨ 77,701.6	₨ 59,514.2